                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VUL
                                DECEMBER 31, 1999
                                  ANNUAL REPORT


                          SEPARATE ACCOUNT VUL FUNDING
                    EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      ANNUAL REPORT DATED DECEMBER 31, 1999

------------------------------------------------------------------------------

                                DECEMBER 31, 1999

                                  ANNUAL REPORT

                                EQ ADVISORS TRUST


                          PRINCIPAL OFFICE LOCATED AT:
                                  1755 Broadway
                            New York, New York 10019


                      ANNUAL REPORT DATED DECEMBER 31, 1999

------------------------------------------------------------------------------



The Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Annual Report of EQ Advisors Trust is prepared by EQ Advisors Trust.

------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
DECEMBER 31, 1999


                                      COMMON          MONEY                   AGGRESSIVE         HIGH
                                      STOCK          MARKET       BALANCED      STOCK            YIELD          GLOBAL
                                     DIVISION       DIVISION      DIVISION     DIVISION         DIVISION       DIVISION
                             ---------------------------------------------------------------------------------------------
Investments in EQ Advisors
  Trust, at fair value
  (cost:  see below)         $ 13,669,707    $    507,558    $  3,819,118   $  3,385,935   $    249,350   $  1,937,862

Due from (to)
  general account                     (89)            (90)             67            571             69            349
                             ---------------------------------------------------------------------------------------------

NET ASSETS                   $ 13,669,618    $    507,468    $  3,819,185   $  3,386,506   $    249,419   $  1,938,211
                             ---------------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------------

Unit value                   $     503.79    $     153.03    $     283.66   $     415.11   $     244.12   $     395.26
                             ---------------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------------
Units outstanding                  27,133           3,316          13,464          8,158          1,022          4,904
                             ---------------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------------
Cost of investments          $ 11,996,125    $    505,066    $  4,128,268   $  3,673,606   $    338,077   $  1,347,979
                             ---------------------------------------------------------------------------------------------
                             ---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999


                                                 COMMON         MONEY                    AGGRESSIVE        HIGH
                                                 STOCK         MARKET       BALANCED        STOCK         YIELD         GLOBAL
                                                DIVISION      DIVISION      DIVISION      DIVISION       DIVISION      DIVISION
                                             --------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
     Dividends                               $  1,283,924   $   29,788    $   356,878   $    81,588   $    41,704    $    82,359
     Capital gains distributions                1,837,237           16        356,929       203,845           260        120,954

Expenses
     Mortality and expense risk charge             93,234        5,086          27,280       23,779         1,938         12,832
                                             --------------------------------------------------------------------------------------
Net investment income                           3,027,927       24,718         686,527      261,654        40,026        190,481

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss)                  1,477,592        9,717         271,401       73,692          (990)        59,530
      Net  unrealized appreciation
        (depreciation):

            Beginning of year                   3,643,860       (1,153)         99,939     (539,848)      (37,274)       328,405

            End of year                         1,673,582        2,492        (309,150)    (287,671)      (88,727)       589,883
                                             --------------------------------------------------------------------------------------

      Net change in unrealized appreciation
           (depreciation) during the year      (1,970,278)       3,645        (409,089)     252,177       (51,453)       261,478
                                             --------------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments                    (492,686)      13,362        (137,688)     325,869       (52,443)       321,008
                                             --------------------------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations                $  2,535,241   $   38,080    $   548,839   $   587,523   $   (12,417)   $   511,489
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF CHANGES IN NET ASSETS


                                               COMMON         MONEY                     AGGRESSIVE      HIGH
                                                STOCK        MARKET       BALANCED        STOCK         YIELD       GLOBAL
YEAR ENDED DECEMBER 31, 1999                  DIVISION      DIVISION      DIVISION       DIVISION     DIVISION     DIVISION
                                            ----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                 $   3,027,927 $     24,718  $    686,527  $    261,654   $   40,026  $    190,481
      Net realized gain (loss)
          on investments                        1,477,592       9,717        271,401        73,692         (990)       59,530
      Net change in unrealized appreciation
          (depreciation) on investments        (1,970,278)      3,645       (409,089)      252,177      (51,453)      261,478
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                            2,535,241      38,080        548,839       587,523      (12,417)      511,489
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments              671,415      19,548        336,986       300,610       22,079       106,726
      Withdrawals                              (1,393,831)   (404,288)      (630,339)     (539,670)     (28,783)     (170,946)
      Transfers between Separate
          Account VUL Divisions, net              (47,034)    163,235         36,177      (205,727)      (6,660)       49,743
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from policy related transactions             (769,450)   (221,505)      (257,176)     (444,787)     (13,364)      (14,477)
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets           1,765,791    (183,425)       291,663       142,736      (25,781)      497,012
Net assets, beginning of year                  11,903,827     690,893      3,527,522     3,243,770      275,200     1,441,199
                                            ----------------------------------------------------------------------------------
Net assets, end of year                     $  13,669,618 $   507,468   $  3,819,185  $  3,386,506   $  249,419    $1,938,211
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998

CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                 $     929,843 $    22,662   $    280,741  $    369,210   $   39,170  $    113,716
      Net realized gain (loss)
          on investments                          830,487      (8,208)       381,612       340,543       (3,090)       46,482
      Net change in unrealized appreciation
          (depreciation) on investments         1,025,641      (2,514)      (136,844)     (746,875)     (53,307)      103,027
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                           2,785,971      11,940        525,509       (37,122)     (17,227)      263,225
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments              600,585      48,759        285,576       327,394       31,481       127,946
      Withdrawals                                (778,678)    (49,300)      (371,296)     (334,602)     (24,258)     (105,617)
      Transfers between Separate
          Account VUL Divisions, net              110,608      48,095         10,572       (21,748)      (1,514)     (116,522)
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from policy related transactions             (67,485)     47,554        (75,148)      (28,956)       5,709       (94,193)
                                            ----------------------------------------------------------------------------------
Net increase (decrease) in net assets           2,718,486      59,494        450,361       (66,078)     (11,518)      169,032
Net assets, beginning of year                   9,185,341     631,399      3,077,161     3,309,848      286,718     1,272,167
                                            ----------------------------------------------------------------------------------
Net assets, end of year                     $  11,903,827 $   690,893   $  3,527,522  $  3,243,770   $  275,200    $1,441,199
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established in July 1987 in conformity with Illinois insurance law and commenced operations in January 1990. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund. Prior to October 1999, the shares were invested in Portfolios of The Hudson River Trust (HRT). On October 18, 1999, after receipt of Securities and Exchange Commission approval, new Portfolios of the EQ Advisors Trust (Trust) were substituted for the HRT Portfolios. At the time of the substitution, the value of the Account's investments in the new EQ Advisors Trust Portfolios was the same as immediately before the substitution. The Account's financial statements should be read in conjunction with the financial statements of the Trust.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business. New Policies are no longer being issued.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's general account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's general account to provide for
    (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    Investments in shares of the Trust are carried at fair value using the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are calculated on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right

AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


    to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   POLICY CHARGES

    Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for the administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $1,174,000 and $1,118,000 for the years ended December 31, 1999, and 1998, respectively.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS


YEAR ENDED DECEMBER 31, 1999


                                          COMMON         MONEY                    AGGRESSIVE       HIGH
                                           STOCK        MARKET       BALANCED        STOCK         YIELD        GLOBAL
                                         DIVISION      DIVISION      DIVISION      DIVISION      DIVISION      DIVISION
                                       ------------------------------------------------------------------------------------
Unit value, beginning of year               $412.53      $146.89        $244.11       $347.58      $255.21       $292.09
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
Unit value, end of year                     $503.79      $153.03        $283.66       $415.11      $244.12       $395.26
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
Number of units outstanding,
  beginning of year                          28,856        4,704         14,451         9,332        1,078         4,934

Net contract purchase payments                1,557          193          1,323           810           89           331

Withdrawals                                  (3,123)      (2,646)        (2,404)       (1,441)        (118)         (512)

Transfers between Separate
  Account VUL Divisions, net                   (157)       1,065             94          (543)         (27)          151
                                       ------------------------------------------------------------------------------------

Number of units outstanding,
  end of year                                27,133        3,316         13,464         8,158        1,022         4,904
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payment to directors, members of advisory boards, officers, or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 CONSIDERATIONS (unaudited)

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, executed a plan to minimize the risk of a significant negative impact on its operations.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities had been completed, making American Franklin's critical systems Year 2000 ready.

     American Franklin continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel. In addition, AGC established Y2K command centers in Houston and each of its locations across the country. Each command center monitored all major business processing activities during the century transition and reported progress to the Houston command center which coordinated the company's nationwide Year 2000 effort. The command centers continued to operate 24 hours a day until January 7, 2000.

     On January 1, 2000, AGC announced that its Year 2000 command centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 11, 2000, American Franklin has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. American Franklin will continue to monitor its technology systems and maintain quality customer service throughout the transition period.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over such parties' Year 2000 readiness.

     American Franklin developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, American Franklin has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans.

     CONTINGENCY PLANS. American Franklin's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


     of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC command centers described above, American Franklin believes that American Franklin will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1999, American Franklin has incurred, and anticipates that American Franklin will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Account.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL


We have audited the accompanying statement of net assets of Separate Account VUL (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL at December 31, 1999, and the results of their operations for the year then ended, and the changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.



                                                    /s/ Ernst & Young LLP


Chicago, Illinois
February 11, 2000